Loans (Details) - Schedule of Aggregate Annual Maturities - Loans [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 267,154	€ 251,048
Current maturities	14,308	22,187
Short-term loans	476	628
Total	281,938	273,863
Second year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	14,049	13,811
Third year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	13,668	15,952
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	15,828	14,759
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	24,462	16,026
Sixth year and thereafter [Member]
Schedule of Aggregate Annual Maturities [Line Items]
Long-term loans	€ 199,147	€ 190,500